CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 366	$ 258	$ 10
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	274	258	229
Deferred income taxes	49	(220)	(83)
Loss on asset disposals	6	3	1
Share-based compensation	16	19	9
Other items	3	7	6
Changes in assets and liabilities:
Accounts receivable	56	(27)	(48)
Inventories	(9)	(40)	(9)
Prepaid expenses and other current assets	(29)	34	(3)
Due to (from) parent	2	(16)	22
Accounts payable	(21)	85	22
Deferred revenue	11	1	(20)
Other current liabilities	(104)	(113)	203
Other long-term assets and liabilities	8	(1)	(2)
Net cash provided by operating activities	628	248	337
Cash flows from investing activities:
Capital expenditures	(102)	(120)	(133)
Turnaround expenditures	(8)	(80)	(70)
Acquisition of CVR Nitrogen, net of cash acquired	0	0	(64)
Investment in affiliates, net of return of investment	0	(76)	(5)
Other investing activities	2	0	1
Net cash provided by (used in) investing activities	(108)	(276)	(271)
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount	0	0	629
Principal and premium payments on 2021 Notes	0	0	(322)
Payments of revolving debt	0	0	(49)
Principal payments on CRNF credit facility	0	0	(125)
Dividends to CVR Energy’s stockholders	(238)	(174)	(174)
Other financing activities	(3)	(3)	(12)
Net cash provided by (used in) financing activities	(334)	(226)	(95)
Net increase (decrease) in cash and cash equivalents	186	(254)	(29)
Cash and cash equivalents, beginning of period	482	736	765
Cash and cash equivalents, end of period	668	482	736
CVR Refining
Cash flows from investing activities:
Investment in affiliates, net of return of investment		(77)
Cash flows from financing activities:
Distributions to noncontrolling interest holders	(93)	(47)	0
CVR Partners
Cash flows from financing activities:
Distributions to noncontrolling interest holders	$ 0	$ (2)	$ (42)